Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Real estate properties development completed	$ 840,393,193	$ 477,179,252	$ 24,076,559
Under development	2,920,520,560	2,632,376,891
Profit recognized	396,756,891	332,294,461
Less: progress billings (Note 13)	(1,321,276,798)	(1,245,536,188)
Total real estate properties under development	1,996,000,653	1,719,135,164	$ 1,887,321,801
Total real estate properties development completed and under development	2,836,393,846	2,196,314,416
Aggregate net book value of land use right pledged as collateral for bank loans and other debts	908,833,863	379,078,976
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties under development	1,761,525,629	1,231,794,738
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(2,293,021)	(2,277,168)
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(441,934)	(89,490)
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	(16,624,117)
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	0	(867,612)
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(4,349,276)	(2,309,387)
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(15,052,135)	(15,762,256)
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(52,675,024)	(52,671,437)
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(3,400,095)	(76,426,976)
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(15,528,607)	(11,344,548)
Zhengzhou Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(16,834,270)	(9,985,798)
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(90,003,702)	(91,307,299)
New York Oosten [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(131,656,360)	(197,513,164)
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(97,350,745)	0
Under development	0	142,950,465
Xi'an Metropolitan [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(127,107,105)	0
Under development	0	228,453,322
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(77,779,716)	0
Under development	0	120,430,389
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	39,903,835	39,910,908
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(9,782,983)	0
Under development	0	106,317,899
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development	49,848,748	65,914,086
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development	47,475,624	25,059,220
Xingyang Splendid IV [Member]
Real Estate Properties [Line Items]
Under development	8,433,926	7,355,332
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	86,116,485	97,287,900
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	227,113,681	267,899,017
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(49,346,740)	0
Under development	0	213,231,900
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	(146,791,480)	0
Under development	0	265,695,975
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	84,020,974	94,591,527
Zhengzhou Fancy City [Member]
Real Estate Properties [Line Items]
Under development	43,895,304	67,957,047
Tianjin Spring Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	68,748,771	90,412,297
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Under development	54,380,998	112,073,981
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Under development	68,783,659	51,633,387
Zhengzhou Fancy City II(South) [Member]
Real Estate Properties [Line Items]
Under development	16,036,363	52,819,852
Zhengzhou Fancy City II(North) [Member]
Real Estate Properties [Line Items]
Under development	52,672,711	36,768,148
Zhengzhou International New City I [Member]
Real Estate Properties [Line Items]
Under development	173,061,962	140,971,898
Zhengzhou International New City II [Member]
Real Estate Properties [Line Items]
Under development	135,671,000	58,441,356
Beijing Liyuan project [Member]
Real Estate Properties [Line Items]
Under development	200,296,958	149,726,569
Changsha Mulian Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	89,289,525	53,014,425
XIN Eco Marine Group Properties Sdn Bhd [Member]
Real Estate Properties [Line Items]
Under development	11,135,393	9,961,455
Hudson Garden project [Member]
Real Estate Properties [Line Items]
Under development	84,953,745	64,926,299
Flushing [Member]
Real Estate Properties [Line Items]
Under development	83,282,854	68,572,237
Changsha Furong Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	59,459,200	0
Zhengzhou International New City III [Member]
Real Estate Properties [Line Items]
Under development	155,032,340	0
Zhuhai Prince Project [Member]
Real Estate Properties [Line Items]
Under development	93,205,573	0
Xi'an Aerospace City Project [Member]
Real Estate Properties [Line Items]
Under development	134,714,398	0
Kunshan Zhongyu Project [Member]
Real Estate Properties [Line Items]
Under development	137,704,916	0
Zhengzhou International New City Pending Staging [Member]
Real Estate Properties [Line Items]
Under development	287,388,593	0
Zhengzhou Hangmei Project [Member]
Real Estate Properties [Line Items]
Under development	42,437,196	0
Zhengzhou Heizhuzhuang Project [Member]
Real Estate Properties [Line Items]
Under development	337,850,952	0
Suzhou Yinhewan Project [Member]
Real Estate Properties [Line Items]
Under development	42,061,346	0
Xi'an Metropolitan II [Member]
Real Estate Properties [Line Items]
Under development	$ 5,543,530	$ 0